UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21681

Guggenheim Enhanced Equity Income Fund
(Exact name of registrant as specified in charter)

227 West Monroe Street, Chicago, IL 60606
(Address of principal executive offices) (Zip code)

Amy J. Lee
227 West Monroe Street, Chicago, IL 60606
(Name and address of agent for service)

Registrant's telephone number, including area code: (312) 827-0100

Date of fiscal year end: December 31

Date of reporting period: January 1, 2015 through June 30, 2015

Item 1.  Reports to Stockholders.

The registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

GUGGENHEIMINVESTMENTS.COM/GPM

...YOUR LINK TO THE LATEST, MOST UP-TO-DATE INFORMATION ABOUT
GUGGENHEIM ENHANCED EQUITY INCOME FUND

The shareholder report you are reading right now is just the beginning of the story. Online at guggenheiminvestments.com/gpm, you will find:

•	Daily, weekly and monthly data on share prices, distributions and more

•	Portfolio overviews and performance analyses

•	Announcements, press releases and special notices

•	Fund and adviser contact information

Guggenheim Partners Investment Management, LLC and Guggenheim Funds Investment Advisors, LLC are constantly updating and expanding shareholder information services on the Fund’s website in an ongoing effort to provide you with the most current information about how your Fund’s assets are managed and the results of our efforts. It is just one more small way we are working to keep you better informed about your investment in the Fund.

June 30, 2015

DEAR SHAREHOLDER

We thank you for your investment in the Guggenheim Enhanced Equity Income Fund (the “Fund”). This report covers the Fund’s performance for the six-month period ended June 30, 2015.

The Fund’s primary investment objective is to seek a high level of current income and gains with a secondary objective of long-term capital appreciation.

For the six months ended June 30, 2015, the Fund provided a total return based on market price of 1.35% and a total return net of fees based on NAV of 1.87%. All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. Past performance does not guarantee future results. NAV performance data reflects fees and expenses of the Fund.

On June 30, 2015, the Fund’s closing market price of $8.28 per share represented a discount of 6.76% to its NAV of $8.88 per share. The market price of the Fund’s shares fluctuates from time to time, and it may be higher or lower than the Fund’s NAV.

In each quarter of the period, the Fund paid a distribution of $0.24, continuing a practice in effect since June 2009. The most recent distribution represents an annualized distribution rate of 11.59% based on the Fund’s closing market price of $8.28 as of June 30, 2015. Please see Note 2(d) on page 21 for more information on distributions for the period.

Guggenheim Funds Investment Advisors, LLC (“GFIA” or the “Adviser”) serves as the investment adviser to the Fund. Guggenheim Partners Investment Management, LLC (“GPIM” or the “Sub-Adviser”) serves as the Fund’s investment sub-adviser and is responsible for the management of the Fund’s portfolio of investments. Each of the Adviser and the Sub-Adviser is an affiliate of Guggenheim Partners, LLC (“Guggenheim”), a global diversified financial services firm.

GPIM seeks to achieve the Fund’s investment objective by obtaining broadly diversified exposure to the equity markets, currently through a portfolio of exchange-traded funds (“ETFs”), and utilizing a covered call strategy which follows GPIM’s proprietary dynamic rules-based methodology pursuant to which the Fund sells (writes) covered call options on all or a portion of the securities held in the Fund’s portfolio. The Fund seeks to generate income and gains through underlying equity security performance, dividends paid on securities owned by the Fund, and cash premiums received from selling (writing) covered call options.

In connection with the implementation of its strategy, the Fund uses leverage through a credit facility provided by a large multi-national financial institution. Although the use of financial leverage by the Fund may create an opportunity for increased return for the common shares, it also results in additional risks and can magnify the effect of any losses. There can be no assurance that a leveraging strategy will be successful during any period during which it is employed.

We encourage shareholders to consider the opportunity to reinvest their distributions from the Fund through the Dividend Reinvestment Plan (“DRIP”), which is described in detail on page 35 of this report. When shares trade at a discount to NAV, the DRIP takes advantage of the discount by reinvesting the

GPM l GUGGENHEIM ENHANCED EQUITY INCOME FUND SEMIANNUAL REPORT l 3

June 30, 2015

quarterly dividend distribution in common shares of the Fund purchased in the market at a price less than NAV. Conversely, when the market price of the Fund’s common shares is at a premium above NAV, the DRIP reinvests participants’ dividends in newly-issued common shares at the greater of NAV per share or 95% of the market price per share. The DRIP provides a cost-effective means to accumulate additional shares and enjoy the potential benefits of compounding returns over time.

To learn more about the Fund’s performance and investment strategy for the six months ended June 30, 2015, we encourage you to read the Questions & Answers section of the report, which begins on page 5.

We appreciate your investment and look forward to serving your investment needs in the future. For the most up-to-date information on your investment, please visit the Fund’s website at guggenheiminvestments.com/gpm.

Sincerely,

Donald C. Cacciapaglia
President & Chief Executive Officer
Guggenheim Enhanced Equity Income Fund
July 31, 2015

4 l GPM l GUGGENHEIM ENHANCED EQUITY INCOME FUND SEMIANNUAL REPORT

QUESTIONS & ANSWERS (Unaudited)	June 30, 2015

The Guggenheim Enhanced Equity Income Fund (the “Fund”) is managed by a team of seasoned professionals at Guggenheim Partners Investment Management, LLC (“GPIM” or the “Sub-Adviser”). This team includes B. Scott Minerd, Chairman of Investments and Global Chief Investment Officer; Anne Bookwalter Walsh, CFA, JD, Assistant Chief Investment Officer and Senior Managing Director; Farhan Sharaff, Assistant Chief Investment Officer, Equities; Jayson Flowers, Senior Managing Director and Head of Equity and Derivative Strategies; and Daniel Cheeseman, Portfolio Manager. In the following interview, the investment team discusses the market environment and the Fund’s performance for the six-month period ended June 30, 2015.

Please describe the Fund’s investment objective and explain how GPIM’s investment strategy seeks to achieve it.

The Fund’s investment objective is to seek a high level of current income and gains with a secondary objective of long-term capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities.

GPIM seeks to achieve the Fund’s investment objective by obtaining broadly diversified exposure to the equity markets and utilizing a covered call strategy developed by GPIM pursuant to which the Fund sells (writes) covered call options on all or a portion of the securities held in the Fund’s portfolio. The Fund may seek to obtain exposure to equity markets through investments in exchange-traded funds (“ETFs”) or other investment funds that track equity market indices, through investments in individual equity securities and/or through derivative instruments that replicate the economic characteristics of exposure to equity securities or markets. To the extent GPIM’s equity exposure strategy is implemented through investment in broad-based equity exchange-traded funds or other investment funds or instruments, the Fund’s portfolio may comprise fewer holdings.

The Fund seeks to generate income and gains through underlying equity security performance, dividends paid on securities owned by the Fund, and cash premiums received from selling (writing) covered call options. The Fund has the ability to write call options on the ETFs or on indices that the ETFs track. Call options written by the Fund will typically be at or out of the money. GPIM’s strategy typically targets one month options, although options of any strike price or maturity may be utilized. The Fund may, but does not have to, write options on 100% of the equity holdings in the portfolio (commonly referred to as the “hedge ratio”). The hedge ratio may be adjusted depending on the investment team’s view of the market. A call option on an index written by the Fund is considered covered if the Fund also holds shares of a passively managed ETF that fully replicates the respective index and has a value at least equal to the notional value of the option written.

To a lesser extent, the Fund may also write call options on securities, including ETFs, that are not held by the Fund, or on indices other than the indices tracked by the ETFs held by the Fund. As such transactions would involve uncovered option writing, they may be subject to more risks compared to the Fund’s covered call option strategies involving writing options on securities, including ETFs, held by the Fund or indices tracked by the ETFs held by the Fund. When the Fund writes uncovered call options it

GPM l GUGGENHEIM ENHANCED EQUITY INCOME FUND SEMIANNUAL REPORT l 5

QUESTIONS & ANSWERS (Unaudited) continued	June 30, 2015

will earmark or segregate cash or liquid securities in accordance with applicable interpretations of the staff of the Securities and Exchange Commission.

Although the Fund will receive premiums from the options written, by writing a covered call option, the Fund forgoes any potential increase in value of the underlying securities above the strike price specified in an option contract through the expiration date of the option. To the extent GPIM’s strategy seeks to achieve broad equity exposure through a portfolio of common stocks, the Fund would hold a diversified portfolio of stocks.

As part of GPIM’s strategy, the Fund utilizes financial leverage. The goal of financial leverage is to enhance shareholder value, consistent with the Fund’s investment objective, and to seek to provide superior risk-adjusted returns. The Fund may utilize financial leverage up to the limits imposed by the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s use of financial leverage is intended to be flexible in nature and is monitored on an ongoing basis by Guggenheim Funds Investment Advisers, LLC (“GFIA”) and GPIM and adjusted, as appropriate, by GPIM.

The Fund currently employs financial leverage through a credit facility with a large multi-national financial institution. Although financial leverage may create an opportunity for increased return for shareholders, it also results in additional risks and can magnify the effect of any losses. There is no assurance that the strategy will be successful. Financial leverage may cause greater changes in the Fund’s net asset value and returns than if leverage had not been used.

Please provide an overview of the economic and market environment during the six months ended June 30, 2015.

The U.S. economy rebounded in the second quarter of 2015 after a poor first quarter, with recent positive employment, retail sales, and housing data. Data from the Bureau of Labor Statistics showed a 280,000 increase in employment in May. Also in May, building permits rose 11.8%, better than the 3.5% decline forecast by economists. Among the most positive surprises was the return of the consumer, with the May retail sales report showing a 1.2% jump, which should contribute to a positive second-quarter GDP growth rate. Summer retail sales are a little bumpy so far, but the likelihood that the U.S. economy will suffer a recession in the next year or two appears now to be remote.

In Europe, the immediate risk of a Greek exit has lessened, although the solution is far from clear or concrete. Global markets calmed after a tentative deal on Greece, but China may pose a bigger problem. Following a dramatic equity market selloff, Chinese leaders have implemented an aggressive set of reforms and rescue operations to halt the slide. In the near term, these measures appear to have had success, but there is still significant downside risk in the equity market and the Chinese economy. As for developments at the U.S. Federal Reserve (the Fed), we still expect the Fed to raise interest rates in September, which may cause further deterioration in prices. September is not a date set in stone, but the bottom line is that a rate hike is coming. It is worth noting that historical tightening cycles with slow and anticipated rate rises can actually result in significant risk asset rallies.

6 l GPM l GUGGENHEIM ENHANCED EQUITY INCOME FUND SEMIANNUAL REPORT

QUESTIONS & ANSWERS (Unaudited) continued	June 30, 2015

The combination of higher rate volatility, relative value opportunities, and strong U.S. economic data has allowed risk assets, including equities, high-yield bonds, and bank loans, to outperform less risky Treasuries and investment-grade corporate bonds through June 2015. Yet, despite the fact that risky assets are leading the pack in performance, tepid year-to-date returns of less than 3% across all risk assets including equities, preferreds, bank loans, and high-yield bonds, suggest that markets may be fully priced.

Before the mid-year, there was a high level of complacency in the market and it was evidenced by stocks trading around their highs and low dispersion among analysts’ year-end predictions, which indicated a worrying lack of uncertainty. In July, after the period end, the market has faced a rocky patch, with large swings triggered by global concerns. These concerns have not completely abated, and we could see additional turbulence ahead.

How did the Fund perform for the six months ended June 30, 2015?

For the six months ended June 30, 2015, the Fund provided a total return based on market price of 1.35% and a total return net of fees based on NAV of 1.87%. All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. Past performance does not guarantee future results. NAV performance data reflects fees and expenses of the Fund.

On June 30, 2015, the Fund’s closing market price of $8.28 per share represented a discount of 6.76% to its NAV of $8.88 per share. On December 31, 2014, the Fund’s closing market price of $8.64 per share represented a discount of 5.98% to its NAV of $9.19 per share. The market price of the Fund’s shares fluctuates from time to time, and it may be higher or lower than the Fund’s NAV.

In each quarter of the period, the Fund paid a distribution of $0.24, continuing a practice in effect since June 2009. The most recent distribution represents an annualized distribution rate of 11.59% based on the Fund’s closing market price of $8.28 as of June 30, 2015. Please see Note 2(d) on page 21 for more information on distributions for the period.

Compared with the Fund’s six-month market price return of 1.35%, the S&P 500 Index returned 1.23% and the CBOE S&P 500 BuyWrite Index (“BXM”) returned 3.67%.

What decisions had the greatest effect on the Fund’s performance?

Many parts of the U.S. equity market were flat over the period, and security selection for the Fund was slightly positive for performance, with the Fund’s largest allocation to one of the more poorly performing indices on a relative basis. The Fund had an average allocation of 60% to the S&P 500 Index, which returned 1.23% for the period, with the balance of the Fund allocated to other broad domestic market equity indices, notably small- and mid-cap areas. The small-cap Russell 2000 Index returned 4.75% and the Russell MidCap Index returned 2.35%.

GPM l GUGGENHEIM ENHANCED EQUITY INCOME FUND SEMIANNUAL REPORT l 7

QUESTIONS & ANSWERS (Unaudited) continued	June 30, 2015

The Fund’s derivative use also contributed slightly to return. To manage risk, calls were on average sold slightly out of the money, generating lower premium income. A strategy selling at-the-money calls, by comparison, would have performed better in a period like that over the first half of 2015, with flat performance for broad equity market indices.

In addition to a flat market, the Fund had to contend with low realized volatility, which was in part a function of generally declining implied volatility over the period. There were exceptions, such as at the beginning of the period and at the end of the period, when concern about U.S. growth or the potential for a Greek default caused the CBOE Volatility Index (“VIX”) to briefly spike above 17, its highest points for the period. Selling call options in a low-volatility environment is challenging for the strategy because low levels of implied volatility lead to low option premiums.

The low-volatility environment was in spite of the end of U.S. central bank quantitative easing, which had served as a major support for asset markets for the last few years. Prices of U.S. Treasury securities fell over the period, with the U.S. Government 10-year rate going from 2.17% at the end of the year to 2.35% at end of June, but interest rate volatility was held down by the attractiveness of U.S. yields relative to those in Europe and Asia. The orderly climb in rates in conjunction with the decline in rate volatility caused by excess liquidity appeared to hold down equity volatility.

Can you discuss the impact of leverage in the Fund?

Leverage was neutral to performance for the period, as the broad equity market was flat and premium income was diminished in an unattractive environment for volatility. The Fund’s total return was around the cost of leverage for the fiscal half-year.

Leverage at the end of the period was about 33% of the Fund’s total assets, about the same as six months earlier. Our approach to leverage is dynamic, and we tend to have a higher level of leverage when we are more constructive on equity market returns in accordance with our macroeconomic outlook and when we believe volatility is most attractive. Our economic outlook remains positive as the U.S. expansion, while maturing, remains strong. The period leading up to Fed tightening historically has been good for equities. We have also maintained leverage at the high end of the range in anticipation of a more favorable volatility environment. The Fund’s strategy typically benefits from choppy, range-bound markets where uncertainty is present, causing call option premiums to rise.

There is no guarantee that the Fund’s leverage strategy will be successful, and the Fund’s use of leverage may cause the Fund’s NAV and market price of common shares to be more volatile. Please see “Borrowings” under Note 8 on page 26 for more information on the Fund’s credit facility agreement.

Index Definitions

Indices are unmanaged, reflect no expenses and it is not possible to invest directly in an index.

8 l GPM l GUGGENHEIM ENHANCED EQUITY INCOME FUND SEMIANNUAL REPORT

QUESTIONS & ANSWERS (Unaudited) continued	June 30, 2015

The CBOE (Chicago Board Options Exchange) S&P 500 BuyWrite Index (BXM) is a benchmark index designed to show the hypothetical performance of a portfolio that purchases all the constituents of the S&P 500 Index and then sells at-the-money (meaning same as purchase price) calls of one-month duration against those positions.

The CBOE Volatility Index, often referred to as the VIX (its ticker symbol), the fear index or the fear gauge, is a measure of the implied volatility of S&P 500 Index options. It represents a measure of the market’s expectation of stock market volatility over the next 30 day period. Quoted in percentage points, the VIX represents the expected daily movement in the S&P 500 Index over the next 30-day period, which is then annualized.

The Russell 2000 Index measures the performance of the small-cap value segment of the U.S. equity universe.

The Russell Midcap Index measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap Index is a subset of the Russell 1000 Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership.

The S&P 500 Index is an unmanaged, capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

Risks and Other Considerations

The views expressed in this report reflect those of the portfolio managers only through the report period as stated on the cover. These views are subject to change at any time, based on market and other conditions and should not be construed as a recommendation of any kind. The material may also include forward looking statements that involve risk and uncertainty, and there is no guarantee that any predictions will come to pass.

There can be no assurance that the Fund will achieve its investment objectives. The value of the Fund will fluctuate with the value of the underlying securities. Historically, closed-end funds often trade at a discount to their net asset value. Risk is inherent in all investing, including the loss of your entire principal. Therefore, before investing you should consider the risks carefully.

Please see guggenheiminvestments.com/gpm for a detailed discussion about Fund risks and considerations.

GPM l GUGGENHEIM ENHANCED EQUITY INCOME FUND SEMIANNUAL REPORT l 9

FUND SUMMARY (Unaudited)					June 30, 2015

Fund Statistics
Share Price					$8.28
Net Asset Value					$8.88
Discount to NAV					-6.76%
Net Assets ($000)					$169,433

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIOD ENDED JUNE 30, 20151
					Since
	Six Month	One	Three	Five	Inception
	(Non-annualized)	Year	Year	Year	(08/25/05)
Guggenheim Enhanced
Equity Income Fund
NAV	1.87%	4.04%	8.99%	12.80%	2.40%
Market	1.35%	-2.81%	7.69%	13.84%	2.03%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. NAV performance data reflects fees and expenses of the Fund. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com/gpm. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

1Performance prior to June 22, 2010, under the name Old Mutual/Claymore Long-Short Fund was achieved through an investment strategy of a long-short strategy and an opportunistic covered call writing strategy by the previous investment sub-adviser, Analytic Investors, LLC, and factors in the Fund’s fees and expenses.

Portfolio Breakdown	% of Net Assets
Exchange-Traded Funds	148.9%
Money Market Fund	0.9%
Options Written	-0.4%
Total Investments	149.4%
Other Assets & Liabilities, net	-49.4%
Net Assets	100.0%

10 l GPM l GUGGENHEIM ENHANCED EQUITY INCOME FUND SEMIANNUAL REPORT

FUND SUMMARY (Unaudited) continued	June 30, 2015

Portfolio breakdown is subject to change daily. For more information, please visit guggenheiminvestments.com/gpm. The above summaries are provided for informational purposes only and should not be viewed as recommendations. Past performance does not guarantee future results. All or a portion of the above distributions may be characterized as a return of capital. For the year ended December 31, 2014, 100% of the distributions were characterized as income. As of June 30, 2015, 18% of the distributions were estimated to be characterized as return of capital. The final determination of the tax character of the distributions paid by the Fund in 2015 will be reported to shareholders in January 2016.

GPM l GUGGENHEIM ENHANCED EQUITY INCOME FUND SEMIANNUAL REPORT l 11

PORTFOLIO OF INVESTMENTS (Unaudited)		June 30, 2015

	Shares	Value
EXCHANGE-TRADED FUNDS† - 148.9%
SPDR S&P 500 ETF Trust1	546,366	$ 112,469,441
iShares S&P 500 Growth ETF1	395,115	44,987,794
iShares S&P 500 Value ETF1	434,303	40,047,080
iShares Russell 2000 Index ETF1	220,111	27,483,059
Powershares QQQ Trust Series 11	255,037	27,306,812
Total Exchange-Traded Funds
(Cost $258,770,957)		252,294,186
MONEY MARKET FUND† – 0.9%
Dreyfus Treasury Prime Cash Management Institutional Shares	1,618,655	1,618,655
Total Money Market Fund
(Cost $1,618,655)		1,618,655
Total Investments - 149.8%
(Cost $260,389,612)		$ 253,912,841

	Contracts
	(100 shares
	per Contract)	Value
OPTIONS WRITTEN† – (0.4)%
Call options on:
NASDAQ 100 Index Expiring July 2015 with strike price of $4,530.00*	124	$ (158,100)
S&P 500 Index Expiring July 2015 with strike price of $2,105.00*	266	(227,430)
Russell 2000 Index Expiring July 2015 with strike price of $1,280.00*	438	(330,690)
Total Call Options		(716,220)
Total Options Written
(Premiums received $2,348,777)		(716,220)
Other Assets & Liabilities, net – (49.4)%		(83,763,233)
Total Net Assets - 100.0%		$ 169,433,388

*	Non-income producing security.
†	Value determined based on Level 1 inputs —See Note 4.
1	Security represents cover for outstanding options written. Security has been physically segregated as collateral for borrowings outstanding.
S&P	Standard & Poor’s

See notes to financial statements.

12 l GPM l GUGGENHEIM ENHANCED EQUITY INCOME FUND SEMIANNUAL REPORT

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)	June 30, 2015

ASSETS:
Investments, at value ($260,389,612)	$253,912,841
Receivables:
Dividends	612,853
Other assets	10,937
Total assets	254,536,631
LIABILITIES:
Borrowings	84,000,000
Options written, at value (Premiums received of $2,348,777)	716,220
Interest payable on borrowings	75,396
Payable for:
Investment advisory fees	170,628
Fund accounting fees	6,276
Administration fees	5,499
Trustee’s fees and expenses*	1,576
Accrued expenses and liabilities	127,648
Total liabilities	85,103,243
NET ASSETS	$169,433,388
NET ASSETS CONSIST OF:
Common shares, $0.01 par value per share,
unlimited number of shares authorized,
19,077,318 shares issued and outstanding	$190,773
Additional paid-in capital	202,568,132
Distributions in excess of net investment income	(8,884,200)
Accumulated net realized loss on investments	(19,597,103)
Net unrealized depreciation on investments	(4,844,214)
NET ASSETS	$169,433,388
Net asset value	$8.88

* Relates to Trustees not deemed “interested persons” within the meaning of section 2(a) (19) of the 1940 Act.

See notes to financial statements.

GPM l GUGGENHEIM ENHANCED EQUITY INCOME FUND SEMIANNUAL REPORT l 13

STATEMENT OF OPERATIONS (Unaudited)	June 30, 2015
For the Six Months Ended June 30, 2015

INVESTMENT INCOME:
Dividends	$1,916,104
Total investment income	1,916,104
EXPENSES:
Investment advisory fees	1,155,612
Interest expense	390,841
Professional fees	62,411
Trustee’s fees and expenses*	44,217
Fund accounting fees	34,398
Administration fees	33,119
Printing fees	15,507
Registration and filings	11,765
Transfer agent fees	9,216
Insurance	7,924
Custodian fees	6,258
Miscellaneous	324
Total expenses	1,771,592
Less:
Expenses waived by advisor	(128,401)
Net expenses	1,643,191
Net investment income	272,913
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	10,565,736
Options written	(3,325,833)
Net realized gain	7,239,903
Net change in unrealized appreciation (depreciation) on:
Investments	(5,104,574)
Options written	941,653
Net change in unrealized depreciation	(4,162,921)
Net realized and unrealized gain	3,076,982
Net increase in net assets resulting from operations	$3,349,895

* Relates to Trustees not deemed “interested persons” within the meaning of section 2(a) (19) of the 1940 Act.

See notes to financial statements.

14 l GPM l GUGGENHEIM ENHANCED EQUITY INCOME FUND SEMIANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS		June 30, 2015

	Period Ended
	June 30, 2015	Year Ended
	(Unaudited)	December 31, 2014
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$272,913	$(1,237,990)
Net realized gain on investments	7,239,903	19,866,273
Net change in unrealized appreciation (depreciation)
on investments	(4,162,921)	(5,798,131)
Net increase in net assets resulting from operations	3,349,895	12,830,152
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(9,157,113)	(18,303,361)
SHAREHOLDER TRANSACTIONS:
Net proceeds from common shares issued through
dividend reinvestment	—	214,344
Net increase in net assets resulting from share transactions	—	214,344
Net decrease in net assets	(5,807,218)	(5,258,865)
NET ASSETS:
Beginning of period	175,240,606	180,499,471
End of period	$169,433,388	$175,240,606
Undistributed (distribution in excess of) net
investment income	$(8,884,200)	$—

See notes to financial statements.

GPM l GUGGENHEIM ENHANCED EQUITY INCOME FUND SEMIANNUAL REPORT l 15

STATEMENT OF CASH FLOWS	June 30, 2015
For the Six Months Ended June 30, 2015 (Unaudited)

Cash Flows from Operating Activities:
Net increase in net assets resulting from operations	$3,349,895
Adjustments to Reconcile Net Increase in Net Assets Resulting from Operations to Net Cash Provided by Operating and Investing Activities:
Net change in unrealized depreciation on investments	5,104,574
Net change in unrealized appreciation on options written	(941,653)
Net realized gain on investments	(10,565,736)
Net realized loss on options written	3,325,833
Premiums received on options written	19,649,462
Cost of closed options written	(22,361,464)
Purchase of long-term investments	(883,028,908)
Proceeds from sale of long-term investments	896,078,674
Net purchase of short-term investments	(757,897)
Corporate actions and other payments	22,696
Decrease in dividends receivable	265,251
Decrease in other assets	5,035
Decrease in interest payable on borrowings	(4,519)
Decrease in investment advisory fees payable	(8,489)
Decrease in fund accounting fees payable	(39)
Decrease in administration fees payable	(253)
Decrease in trustee’s fees and expenses payable	(1,967)
Increase in accrued expenses and other liabilities	26,618
Net Cash Provided by Operating and Investing Activities	$10,157,113
Cash Flows From Financing Activities:
Distributions to common shareholders	(9,157,113)
Proceeds from borrowings	9,000,000
Payments made on borrowings	(10,000,000)
Net Cash Used in Financing Activities	(10,157,113)
Net change in cash	—
Cash at Beginning of Period	—
Cash at End of Period	$—
Supplemental Disclosure of Cash Flow Information:
Cash paid during the period for interest	$395,360

See notes to financial statements.

16 l GPM l GUGGENHEIM ENHANCED EQUITY INCOME FUND SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS							June 30, 2015

	Period Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2015		December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2014	2013	2012	2011	2010
Per Share Data:
Net asset value, beginning of period	$9.19		$9.47	$8.93	$9.27	$9.64	$9.40
Income from investment operations:
Net investment income (loss)(a)	0.01		(0.06)	(0.05)	(0.11)	0.01	(0.01)
Net gain on investments (realized and unrealized)	0.16		0.74	1.55	0.73	0.58	1.21
Total from investment operations	0.17		0.68	1.50	0.62	0.59	1.20
Less distributions from:
Net investment income	(0.48)		(0.96)	(0.69)	(0.96)	(0.96)	(0.50)
Return of capital	—		—	(0.27)	—	—	(0.46)
Total distributions to shareholders	(0.48)		(0.96)	(0.96)	(0.96)	(0.96)	(0.96)
Net asset value, end of period	$8.88		$9.19	$9.47	$8.93	$9.27	$9.64
Market value, end of period	$8.28		$8.64	$8.85	$8.20	$8.16	$9.33
Total Return(b)
Net asset value	1.87%		7.36%	17.60%	6.60%	6.78%	13.95%
Market value	1.35%		8.47%	20.27%	11.52%	(2.42%)	22.18%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$169,433		$175,241	$180,499	$170,253	$176,668	$183,257
Ratio to average net assets of:
Total expenses, including interest expense(d)	2.04	%(g)	1.83%	1.74%	1.87%	1.79%	1.87	%(f)
Net expenses, including interest expense(c)(d)	1.89	%(g)	1.69%	1.61%	1.73%	1.66%	1.80	%(f)
Net investment income, including interest expense	0.31	%(g)	(0.69)%	(0.52)%	(1.13)%	0.12%	(0.15)%
Portfolio turnover rate(h)	342%		664%	610%	705%	405%	497%

See notes to financial statements.

GPM l GUGGENHEIM ENHANCED EQUITY INCOME FUND SEMIANNUAL REPORT l 17

FINANCIAL HIGHLIGHTS continued						June 30, 2015

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2015	December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Senior Indebtedness
Total Borrowings outstanding (in thousands)	$84,000	$85,000	$62,500	$62,000	$42,000	$50,500
Asset Coverage per $1,000 of indebtedness(e)	$3,017	$3,062	$3,888	$3,746	$5,206	$4,629

(a)	Based on average shares outstanding.
(b)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

(c)	Net expense information reflects the expense ratios after expense waivers.
(d)	Excluding interest expense, the net operating expense ratios would be:

June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
2015	2014	2013	2012	2011	2010
1.44%(g)	1.35%	1.31%	1.38%	1.38%	1.64%

(e)	Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing by the total borrowings.
(f)	The total expense ratio for the year ended December 31, 2010 includes 0.07% dividends paid on securities sold short.
(g)	Annualized.
(h)	Portfolio turnover is not annualized for periods of less than one year.

See notes to financial statements.

18 l GPM l GUGGENHEIM ENHANCED EQUITY INCOME FUND SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)	June 30, 2015

Note 1 – Organization:

Guggenheim Enhanced Equity Income Fund (the “Fund”) was organized as a Massachusetts business trust on December 3, 2004. The Fund is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund’s primary investment objective is to seek to provide a high level of current income and current gains, with a secondary objective of long-term capital appreciation. The Fund seeks to achieve its investment objective by obtaining broadly diversified exposure to the equity markets and utilizing a covered call strategy which will follow a proprietary dynamic rules-based methodology. The Fund seeks to earn income and gains both from dividends paid by the securities owned by the Fund and cash premiums received from selling options.

Note 2 – Accounting Policies:

The Fund operates as an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The preparation of the financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

The following is a summary of the significant accounting policies followed by the Fund.

(a) Valuation of Investments

The Board of Trustees of the Fund (the “Board”) has adopted policies and procedures for the valuation of the Fund’s investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Fund’s securities or other assets.

Valuations of the Fund’s securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed and will review the valuation of all assets which have been fair valued for reasonableness. The Fund’s officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used by, and valuations provided by, the pricing services.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. Eastern time on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on such day, the security is valued at the mean of the most recent bid and ask prices on such day.

GPM l GUGGENHEIM ENHANCED EQUITY INCOME FUND SEMIANNUAL REPORT l 19

NOTES TO FINANCIAL STATEMENTS (Unaudited)	June 30, 2015

Open-end investment companies (“Mutual Funds”) are valued at their NAV as of the close of business on the valuation date. Exchange Traded Funds (“ETFs”) and closed-end investment companies are valued at the last quoted sales price.

Exchange-traded options are valued at the mean between the bid and ask prices on the principal exchange on which they are traded.

Short-term debt securities with a maturity of 60 days or less at acquisition and repurchase agreements are valued at amortized cost, provided such amount approximates market value.

Investments for which market quotations are not readily available are fair valued as determined in good faith by Guggenheim Funds Investment Advisors, LLC (“GFIA” or the “Adviser”), subject to review by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

(b) Investment Transactions and Investment Income

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date. Interest income, including amortization of premiums and accretion of discounts, is accrued daily.

(c) Options

When an option is written, the premium received is recorded as an asset with an equal liability and is subsequently marked to market to reflect the current market value of the option written. These liabilities are reflected as options written in the Statement of Assets and Liabilities. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transactions, as a realized loss. If an option is exercised, the premium is added to the cost of the underlying security purchase or proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss.

(d) Distributions to Shareholders

The Fund declares and pays quarterly distributions to shareholders. Any net realized long-term gains are distributed annually. Distributions to shareholders are recorded on the ex-dividend date. The

20 l GPM l GUGGENHEIM ENHANCED EQUITY INCOME FUND SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	June 30, 2015

amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The Fund pays a quarterly distribution in a fixed amount and will continue to do so until such amount is modified by the Board. If sufficient net investment income is not available, the distribution will be supplemented by short/long-term capital gains and, to the extent necessary, return of capital.

Note 3 – Investment Advisory Agreement, Sub-Advisory Agreement and Other Agreements:

Pursuant to an Investment Advisory Agreement (the “Advisory Agreement”) between the Fund and Adviser, the Adviser furnishes offices, necessary facilities and equipment, oversees the activities of Guggenheim Partners Investment Management, LLC (“GPIM” or the “Sub-Adviser”), provides personnel including certain officers required for its administrative management and compensates the officers and trustees, if any, of the Fund who are its affiliates. Both GFIA and GPIM are indirect subsidiaries of Guggenheim Partners, LLC (“Guggenheim”), a global diversified financial services firm.

Pursuant to a Sub-Advisory Agreement (the “Sub-Advisory Agreement”) among the Fund, the Adviser and the Sub-Adviser, the Sub-Adviser, under supervision of the Board and the Adviser, provides a continuous investment program for the Fund’s portfolio; provides investment research, makes and executes recommendations for the purchase and sale of securities; and provides certain facilities and personnel.

Under the Advisory Agreement, GFIA is entitled to receive an investment advisory fee at an annual rate equal to 1.00% of the average daily value of the Fund’s total managed assets. Under the terms of a fee waiver agreement, GFIA and the Fund have contractually agreed to a permanent ten (10) basis point reduction in the advisory fee, such that the Fund pays to the Adviser an investment advisory fee at an annual rate equal to 0.90% of the average daily value of the Fund’s total managed assets. Also under the terms of a fee waiver agreement, and for so long as the investment sub-adviser of the Fund is an affiliate of GFIA, GFIA has agreed to waive an additional ten (10) basis points of its advisory fee such that the Fund pays to GFIA an investment advisory fee at an annual rate equal to 0.80% of the average daily value of the Fund’s total managed assets. Pursuant to the Sub-Advisory Agreement, the Advisor pays to GPIM a sub-advisory fee equal to 0.40% of the average daily value of the Fund’s total managed assets.

Certain officers and trustees of the Fund may also be officers, directors and/or employees of the Adviser or GPIM. The Fund does not compensate its officers or trustees who are officers, directors and/or employees of the aforementioned firms.

Rydex Fund Services, LLC (“RFS”), an affiliate of the Adviser and the Sub-Adviser, provides fund administration services to the Fund. As compensation for these services RFS receives a fund administration fee payable monthly at the annual rate set forth below as a percentage of the average daily managed assets of the Fund:

Managed Assets	Rate
First $200,000,000	0.0275%
Next $300,000,000	0.0200%
Next $500,000,000	0.0150%
Over $1,000,000,000	0.0100%

GPM l GUGGENHEIM ENHANCED EQUITY INCOME FUND SEMIANNUAL REPORT l 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	June 30, 2015

RFS acts as the Fund’s accounting agent. As accounting agent, RFS is responsible for maintaining the books and records of the Fund’s securities and cash. RFS receives a fund accounting fee payable monthly at the annual rate set forth below as a percentage of the average daily managed assets of the Fund.

Managed Assets	Rate
First $200,000,000	0.0300%
Next $300,000,000	0.0150%
Next $500,000,000	0.0100%
Over $1,000,000,000	0.0075%
Minimum annual charge	$50,000
Certain out-of-pocket charges	Varies

For purposes of calculating the fees payable under the foregoing agreements, average daily managed assets means the average daily value of the Fund’s total assets minus the sum of its accrued liabilities. Total assets means all of the Fund’s assets and is not limited to its investment securities. Accrued liabilities means all of the Fund’s liabilities other than borrowings for investment purposes.

The Bank of New York Mellon (“BNY”) acts as the Fund’s custodian. As custodian, BNY is responsible for the custody of the Fund’s assets.

Note 4 – Fair Value Measurement:

In accordance with GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3— significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

22 l GPM l GUGGENHEIM ENHANCED EQUITY INCOME FUND SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	June 30, 2015

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The following table represents the Fund’s investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of June 30, 2015:

Description	Level 1	Level 2	Level 3	Total
Assets:
Exchange-Traded Funds	$252,294,186	$–	$–	$252,294,186
Money Market Fund	1,618,655	–	–	1,618,655
Total Assets	$253,912,841	$–	$–	$253,912,841
Liabilities:
Options Written	$716,220	$–	$–	$716,220
Total Liabilities	$716,220	$–	$–	$716,220

Independent pricing services are used to value a majority of the Fund’s investments. When values are not available from a pricing service, they will be determined under the valuation policies that have been reviewed and approved by the Board of Trustees. In any event, values are determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information and analysis.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

There were no transfers between levels for the period ended June 30, 2015.

Note 5 – Federal Income Taxes:

The Fund intends to continue to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required. In addition, by distributing substantially all of its ordinary income and long-term capital gains, if any, during each calendar year, the Fund intends not to be subject to U.S. federal excise tax.

As of June 30, 2015, the cost of investments and accumulated unrealized appreciation (depreciation) on investments for federal income tax purposes were as follows:

GPM l GUGGENHEIM ENHANCED EQUITY INCOME FUND SEMIANNUAL REPORT l 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	June 30, 2015

Cost of	Gross Tax	Gross Tax	Net Tax
Investments for	Unrealized	Unrealized	Unrealized
Tax Purposes	Appreciation	Depreciation	Depreciation
$ 262,276,529	$ –	$ (8,363,688)	$ (8,363,688)

As of December 31, 2014, (the most recent fiscal year end for federal income tax purposes), tax components of accumulated earnings (excluding paid-in capital) were as follows:

	Undistributed	Accumulated
Undistributed	Long-Term	Capital and	Unrealized
Ordinary Income	Capital Gains	Other Losses	Depreciation
$ –	$ –	$ (24,950,089)	$ (2,568,210)

For the year ended December 31, 2014, (the most recent fiscal year end for federal income tax purposes), the tax character of distributions paid to shareholders as reflected in the Statement of Changes in Net Assets was as follows:

Distributions paid from:
Ordinary Income	$ 18,303,361

Note: For federal income tax purposes, short-term capital gain distributions are treated as ordinary income distributions.

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Fund that may be carried forward and applied against future capital gains. For taxable years beginning on or before December 22, 2010, such capital losses may be carried forward for a maximum of eight years. Under the RIC Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those taxable years must be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. As of December 31, 2014, (the most recent fiscal year end for federal income tax purposes), capital loss carryforwards for the Fund was as follows:

Capital Loss	Capital Loss
Carryovers	Expires in
Utilized	2017
$ 21,581,692	$ 24,950,089

For all open tax years and all major jurisdictions, management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Uncertain tax positions are tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns that would not meet a more-likely-than-not threshold of being sustained by the applicable tax authority and would be recorded as a tax expense in the current year. Open tax years are those that are open for examination by taxing authorities (i.e. generally the last four tax year ends and the interim tax period since then).

24 l GPM l GUGGENHEIM ENHANCED EQUITY INCOME FUND SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	June 30, 2015

Note 6 – Investments in Securities:

For the period ended June 30, 2015, the cost of purchases and proceeds from sales of investments, excluding written options and short-term securities, were $883,028,908 and $896,078,674, respectively.

Note 7 – Derivatives:

The Fund is required by GAAP to disclose: a) how and why a fund uses derivative instruments, b) how derivative instruments and related hedge items are accounted for, and c) how derivative instruments and related hedge items affect a fund’s financial position, results of operations and cash flows.

(a) Options Written

The Fund employs an option strategy in an attempt to generate income and gains from option premiums received from selling options. The Fund intends to pursue its options strategy utilizing a proprietary dynamic rules-based methodology. The Fund may purchase or sell (write) options on securities and securities indices which are listed on a national securities exchange or in the OTC market as a means of achieving additional return or of hedging the value of the Fund’s portfolio.

An option on a security is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option at a specified exercise or “strike” price. The writer of an option on a security has an obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price (in the case of a call) or to pay the exercise price upon delivery of the underlying security (in the case of a put).

There are several risks associated with transactions in options on securities. As the writer of a covered call option, the Fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call but has retained the risk of loss should the price of the underlying security decline. A writer of a put option is exposed to the risk of loss if fair value of the underlying securities declines, but profits only to the extent of the premium received if the underlying security increases in value. The writer of an option has no control over the time when it may be required to fill its obligation as writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price.

The Fund entered into written option contracts during the period ended June 30, 2015.

Details of the transactions were as follows:

	Number of	Premiums
	Contracts	Received
Options outstanding, beginning of year	19,481	$1,987,738
Options written, during the year	98,333	19,649,462
Options expired, during the year	(19,481)	(1,987,737)
Options closed, during the year	(96,081)	(17,047,893)
Options assigned, during the year	(1,424)	(252,793)
Options outstanding, end of year	828	$2,348,777

GPM l GUGGENHEIM ENHANCED EQUITY INCOME FUND SEMIANNUAL REPORT l 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	June 30, 2015

(b) Summary of Derivatives Information

The following table presents the types of derivatives in the Fund by location as presented on the Statement of Assets Liabilities as of June 30, 2015.

Statement of Assets and Liabilities
Presentation of Fair Values of Derivative Instruments:
	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity Risk	N/A	$–	Options written,
			at value	$716,220
Total		$–		$716,220

The following table presents the effect of derivatives instruments on the Statement of Operations for the period ended June 30, 2015.

Effect of Derivative Instruments on the Statement of Operations
Primary Risk Exposure	Amount of Net Realized Loss on Derivatives	Net Change in Unrealized Appreciation on Derivatives
	Options Written	Options Written
Equity Risk	$ (3,325,833)	$ 941,653
Total	$ (3,325,833)	$ 941,653

Note 8 – Borrowings:

The Fund has entered into a $90,000,000 committed credit facility agreement with an approved lender whereby the lender has agreed to provide secured financing to the Fund and the Fund will provide the pledged collateral to the lender. Interest on the amount borrowed is based on the 1-month LIBOR plus 0.75%. As of June 30, 2015, there was $84,000,000 outstanding in connection with the Fund’s credit facility. The average daily amount of the borrowings on the credit facility during the period ended June 30, 2015, was $83,801,105 with a related average interest rate of 0.93%. The maximum amount outstanding during the period was $86,000,000. As of June 30, 2015, the market value of the securities segregated as collateral is $252,294,186.

The credit facility agreement governing the loan facility includes usual and customary covenants. These covenants impose on the Fund asset coverage requirements, collateral requirements, investment strategy requirements, and certain financial obligations. These covenants place limits or restrictions on the Fund’s ability to (i) enter into additional indebtedness with a party other than the counterparty, (ii) change its fundamental investment policy, or (iii) pledge to any other party, other than to the counterparty, securities owned or held by the Fund over which the counterparty has a lien. In addition, the Fund is required to deliver financial information to the counterparty within established deadlines, maintain an asset coverage ratio (as defined in Section 18(g) of the 1940 Act) greater than 300%, comply with the rules of the stock exchange on which its shares are listed, and maintain its classification as a “closed-end management investment company” as defined in the 1940 Act.

26 l GPM l GUGGENHEIM ENHANCED EQUITY INCOME FUND SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	June 30, 2015

There is no guarantee that the Fund’s leverage strategy will be successful. The Fund’s use of leverage may cause the Fund’s NAV and market price of common shares to be more volatile and can magnify the effect of any losses.

Note 9 – Capital:

Common Shares

The Fund has an unlimited amount of common shares, $0.01 par value, authorized and 19,077,318 issued and outstanding. Transactions in common shares were as follows:

	Period Ended	Year Ended
	June 30, 2015	December 31, 2014
Beginning shares	19,077,318	19,054,684
Shares issued through dividend reinvestment	–	22,634
Ending shares	19,077,318	19,077,318

Note 10 – Indemnifications:

In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would require future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 11 – Subsequent Event:

The Fund evaluated subsequent events through the date the financial statements were available for issue and determined there were no additional material events that would require adjustment to or disclosure in the Fund’s financial statements.

GPM l GUGGENHEIM ENHANCED EQUITY INCOME FUND SEMIANNUAL REPORT l 27

SUPPLEMENTAL INFORMATION (Unaudited)	June 30, 2015

Expense Ratio Information

The expense ratios shown on the Financial Highlights page of this report do not reflect fees and expenses incurred indirectly by the Fund as a result of its investments in shares of other investment companies. If these fees were included in the expense ratio, the expense ratio would increase by 0.22% for the six months ended June 30, 2015.

Federal Income Tax Information

In January 2016, you will be advised on IRS Form 1099 DIV or substitute 1099 DIV as to the federal tax status of the distributions received by you in the calendar year 2015.

Results of Shareholder Votes

The Annual Meeting of Shareholders of the Fund was held on April 29, 2015. Shareholders voted on the election of Trustees.

With regards to the election of the following Trustees by shareholders of the Fund:

	# of Shares in Favor	# of Shares Withheld
Jerry B. Farley	15,923,710	487,354
Roman Friedrich III	15,911,291	499,773
Ronald A. Nyberg	15,956,652	454,412

The other Trustees of the Fund not up for election in 2015 were Randall C. Barnes, Donald C. Cacciapaglia, Donald A. Chubb, Jr., Robert B. Karn III, Maynard F. Oliverius, and Ronald E. Toupin, Jr.

Trustees

The Trustees of the Guggenheim Enhanced Equity Income Fund and their principal business occupations during the past five years:

		Term of		Number of
		Office		Portfolios in
	Position(s)	and Length		Fund
Name, Address*	Held	of Time	Principal Occupation(s)	Complex	Other Directorships
and Year of Birth	with Fund	Served**	During Past Five Years	Overseen	Held by Trustees
Independent Trustees:
Randall C. Barnes	Trustee	Since 2005	Current: Private Investor (2001-present).	91	Current: Trustee, Purpose
(1951)					Investments Funds
			Former: Senior Vice President and Treasurer, PepsiCo, Inc.		(2014-present).
(1993-1997); President, Pizza Hut International (1991-1993);
Senior Vice President, Strategic Planning and New Business
Development, PepsiCo, Inc. (1987-1990).
Donald A.	Trustee	Since 2014	Current: Business broker and manager of commercial real	87	Current: Midland Care, Inc.
Chubb, Jr.			estate, Griffith & Blair, Inc. (1997-present).		(2011-present).
(1946)

28 l GPM l GUGGENHEIM ENHANCED EQUITY INCOME FUND SEMIANNUAL REPORT

SUPPLEMENTAL INFORMATION (Unaudited) continued	June 30, 2015

		Term of		Number of
		Office		Portfolios in
	Position(s)	and Length		Fund
Name, Address*	Held	of Time	Principal Occupation(s)	Complex	Other Directorships
and Year of Birth	with Fund	Served**	During Past Five Years	Overseen	Held by Trustees
Independent Trustees continued:
Jerry B. Farley	Trustee	Since 2014	Current: President, Washburn University (1997-present).	87	Current: Westar Energy, Inc. (2004-
(1946)					present); CoreFirst Bank & Trust
(2000-present).
Roman Friedrich III	Trustee and	Since 2011	Current: Founder and Managing Partner, Roman Friedrich &	87	Current: Zincore Metals, Inc.
(1946)	Chairman of		Company (1998-present).		(2009-present).
the Contracts
	Review Committee		Former: Senior Managing Director, MLV & Co. LLC (2010-2011).		Former: Mercator Minerals Ltd.
(2013-2014); First Americas Gold Corp.
(2012-2014); Blue Sky Uranium Corp.
(2011-2012); Axiom Gold and Silver Corp.
(2011-2012); Stratagold Corp.
(2003-2009); GFM Resources Ltd.
(2005-2010).
Robert B. Karn III	Trustee and	Since 2011	Current: Consultant (1998-present).	87	Current: Peabody Energy Company
(1942)	Chairman of				(2003-present); GP Natural Resource
	the Audit		Former: Arthur Andersen (1965-1997) and Managing Partner,		Partners, LLC (2002- present).
	Committee		Financial and Economic Consulting, St. Louis office (1987-1997).
Ronald A. Nyberg	Trustee and	Since 2005	Current: Partner, Nyberg & Cassioppi, LLC (2000-present).	93	Current: Edward-Elmhurst
(1953)	Chairman of				Healthcare System (2012-present).
	the Nominating		Former: Executive Vice President, General Counsel, and
	and Governance		Corporate Secretary, Van Kampen Investments (1982-1999).
Committee

GPM l GUGGENHEIM ENHANCED EQUITY INCOME FUND SEMIANNUAL REPORT l 29

SUPPLEMENTAL INFORMATION (Unaudited) continued	June 30, 2015

		Term of		Number of
		Office		Portfolios in
	Position(s)	and Length		Fund
Name, Address*	Held	of Time	Principal Occupation(s)	Complex	Other Directorships
and Year of Birth	with Fund	Served**	During Past Five Years	Overseen	Held by Trustees
Independent Trustees continued:
Maynard F.	Trustee	Since 2014	Current: Retired.	87	Current: Fort Hays State University
Oliverius					Foundation (1999-present); Stormont-
(1943)			Former: President and CEO, Stormont-Vail HealthCare		Vail Foundation (2013-present);
			(1996-2012).		University of Minnesota HealthCare
Alumni Association Foundation
(2009-present).
Ronald E.	Trustee and	Since 2005	Current: Portfolio Consultant (2010-present).	90	Former: Bennett Group of Funds
Toupin, Jr.	Chairman of				(2011-2013).
(1958)	the Board		Former: Vice President, Manager and Portfolio Manager,
Nuveen Asset Management (1998-1999); Vice President,
Nuveen Investment Advisory Corp. (1992-1999); Vice President
and Manager, Nuveen Unit Investment Trusts (1991-1999); and
Assistant Vice President and Portfolio Manager, Nuveen Unit
Investment Trusts (1988-1999), each of John Nuveen & Co., Inc.
(1982-1999).

30 l GPM l GUGGENHEIM ENHANCED EQUITY INCOME FUND SEMIANNUAL REPORT

SUPPLEMENTAL INFORMATION (Unaudited) continued	June 30, 2015

		Term of		Number of
		Office		Portfolios in
	Position(s)	and Length		Fund
Name, Address*	Held	of Time	Principal Occupation(s)	Complex	Other Directorships
and Year of Birth	with Fund	Served**	During Past Five Years	Overseen	Held by Trustees
Interested Trustee:
Donald C.	President,	Since 2012	Current: President and CEO, certain other funds in the Fund	221	Current: Clear Spring Life Insurance
Cacciapaglia***	Chief Executive		Complex (2012-present); Vice Chairman, Guggenheim		Company (2015-present); Guggenheim
(1951)	Officer and		Investments (2010-present).		Partners Japan, Ltd. (2014-present);
	Trustee				Delaware Life (2013-present);
			Former: Chairman and CEO, Channel Capital Group, Inc.		Guggenheim Life and Annuity Company
			(2002-2010).		(2011-present); Paragon Life Insurance
Company of Indiana (2011-present).

*	The business address of each Trustee is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, IL 60606.
**
This is the period for which the Trustee began serving the Fund. After a Trustee’s initial term, each Trustee is expected to serve a three-year term concurrent with the class of Trustees for which he serves:

- Messrs. Karn, Oliverius and Toupin, are Class III Trustees. The Class III Trustees are expected to stand for re-election at the Fund’s annual meeting of shareholders for fiscal year ending December 31, 2016.

- Messrs. Barnes, Cacciapaglia and Chubb are Class I Trustees. The Class I Trustees are expected to stand for re-election at the Fund’s annual meeting of share-holders for fiscal year ending December 31, 2017.

- Messrs. Farley, Friedrich and Nyberg, are Class II Trustees. The Class II Trustees are expected to stand for re-election at the Funds annual meeting of shareholders for fiscal year ending December 31, 2018.

***	This Trustee is deemed to be an “interested person” of the Fund under the 1940 Act by reason of his position with the Fund’s Investment Adviser and/or the parent of the Investment Adviser.

GPM l GUGGENHEIM ENHANCED EQUITY INCOME FUND SEMIANNUAL REPORT l 31

SUPPLEMENTAL INFORMATION (Unaudited) continued			June 30, 2015

Officers

The Officers of the Guggenheim Enhanced Equity Income Fund, who are not Trustees, and their principal occupations during the past five years:

Name, Address* and Year of Birth	Position(s) held with the Fund	Term of Office and Length of Time Served**	Principal Occupations During Past Five Years
Officers:
Joseph M. Arruda	Assistant Treasurer	Since 2014	Current: Assistant Treasurer, certain other funds in the Fund Complex (2006-present); Vice President,
(1966)			Security Investors, LLC (2010-present); CFO and Manager, Guggenheim Specialized Products, LLC
(2009-present).

Former: Vice President, Security Global Investors, LLC (2010-2011); Vice President, Rydex Advisors, LLC
(2010); Vice President, Rydex Advisors II, LLC (2010).
William H.	Vice President	Since 2014	Current: Vice President, certain other funds in the Fund Complex (2006-present); Managing Director,
Belden, III			Guggenheim Funds Investment Advisors, LLC (2005-present).
(1965)
Former: Vice President of Management, Northern Trust Global Investments (1999-2005).
Joanna M.	Chief Compliance	Since 2012	Current: Chief Compliance Officer, certain funds in the Fund Complex (2012-present); Managing
Catalucci	Officer		Director, Guggenheim Investments (2012-present).
(1966)
Former: Chief Compliance Officer and Secretary, certain other funds in the Fund Complex (2008-2012);
Senior Vice President & Chief Compliance Officer, Security Investors, LLC and certain affiliates
(2010-2012); Chief Compliance Officer and Senior Vice President, Rydex Advisors, LLC and certain affiliates (2010-2011).
Mark J. Furjanic	Assistant Treasurer	Since 2008	Current: Vice President, Guggenheim Investments (2005-present); Assistant Treasurer, certain other
(1959)			funds in the Fund Complex (2008-present).

Former: Senior Manager, Ernst & Young LLP (1999-2005).

32 l GPM l GUGGENHEIM ENHANCED EQUITY INCOME FUND SEMIANNUAL REPORT

SUPPLEMENTAL INFORMATION (Unaudited) continued			June 30, 2015

Name, Address* and Year of Birth	Position(s) held with the Fund	Term of Office and Length of Time Served**	Principal Occupations During Past Five Years
Officers:
James M. Howley	Assistant Treasurer	Since 2006	Current: Director, Guggenheim Investments (2004-present); Assistant Treasurer, certain other funds in
(1972)			the Fund Complex (2006-present).

Former: Manager of Mutual Fund Administration, Van Kampen Investments, Inc. (1996-2004).
Amy J. Lee	Chief Legal Officer	Since 2013	Current: Chief Legal Officer, certain other funds in the Fund Complex (2013-present); Senior Managing
(1961)			Director, Guggenheim Investments (2012-present).

Former: Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life
Insurance Company and Security Benefit Corporation (2004-2012).
Mark E. Mathiasen	Secretary	Since 2007	Current: Secretary, certain other funds in the Fund Complex (2007-present); Managing Director,
(1978)			Guggenheim Investments (2007-present).
Michael P. Megaris	Assistant Secretary	Since 2014	Current: Assistant Secretary, certain other funds in the Fund Complex (2014-present); Senior Associate,
(1984)			Guggenheim Investments (2012-present).

Former: J.D., University of Kansas School of Law (2009-2012).
Kimberly J. Scott	Assistant Treasurer	Since 2012	Current: Vice President, Guggenheim Investments (2012-present); Assistant Treasurer, certain other
(1974)			funds in the Fund Complex (2012-present).

Former: Financial Reporting Manager, Invesco, Ltd. (2010-2011); Vice President/Assistant Treasurer of
Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management
(2009-2010); Manager of Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley
Investment Management (2005-2009).

GPM l GUGGENHEIM ENHANCED EQUITY INCOME FUND SEMIANNUAL REPORT l 33

SUPPLEMENTAL INFORMATION (Unaudited) continued			June 30, 2015

Name, Address* and Year of Birth	Position(s) held with the Fund	Term of Office and Length of Time Served**	Principal Occupations During Past Five Years
Officers:
Bryan Stone	Vice President	Since 2014	Current: Vice President, certain other funds in the Fund Complex (2014-present); Director,
(1979)			Guggenheim Investments (2013-present).

Former: Senior Vice President, Neuberger Berman Group LLC (2009-2013); Vice President, Morgan
Stanley (2002-2009).
John L. Sullivan	Chief Financial	Since 2010	Current: CFO, Chief Accounting Officer and Treasurer, certain other funds in the Fund Complex
(1955)	Officer, Chief		(2010-present); Senior Managing Director, Guggenheim Investments (2010-present).
Accounting Officer
	and Treasurer		Former: Managing Director and CCO, each of the funds in the Van Kampen Investments fund complex
(2004-2010); Managing Director and Head of Fund Accounting and Administration, Morgan Stanley
Investment Management (2002-2004); CFO and Treasurer, Van Kampen Funds (1996-2004).

*	The business address of each officer is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, IL 60606.
**
Each officer serves an indefinite term, until his or her successor is duly elected and qualified. The date reflects the commencement date upon which the officer held any officer position with the Fund.

34 l GPM l GUGGENHEIM ENHANCED EQUITY INCOME FUND SEMIANNUAL REPORT

DIVIDEND REINVESTMENT PLAN (Unaudited)	June 30, 2015

Unless the registered owner of common shares elects to receive cash by contacting Computershare Shareowner Services LLC (the ”Plan Administrator”), all dividends declared on common shares of the Fund will be automatically reinvested by the Plan Administrator for shareholders in the Fund’s Dividend Reinvestment Plan (the “Plan”), in additional common shares of the Fund. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by notice if received and processed by the Plan Administrator prior to the dividend record date; otherwise such termination or resumption will be effective with respect to any subsequently declared dividend or other distribution. Some brokers may automatically elect to receive cash on your behalf and may re-invest that cash in additional common shares of the Fund for you. If you wish for all dividends declared on your common shares of the Fund to be automatically reinvested pursuant to the Plan, please contact your broker.

The Plan Administrator will open an account for each common shareholder under the Plan in the same name in which such common shareholder’s common shares are registered. Whenever the Fund declares a dividend or other distribution (together, a “Dividend”) payable in cash, non-participants in the Plan will receive cash and participants in the Plan will receive the equivalent in common shares. The common shares will be acquired by the Plan Administrator for the participants’ accounts, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized common shares from the Fund (“Newly Issued Common Shares”) or (ii) by purchase of outstanding common shares on the open market (“Open-Market Purchases”) on the New York Stock Exchange or elsewhere. If, on the payment date for any Dividend, the closing market price plus estimated brokerage commission per common share is equal to or greater than the net asset value per common share, the Plan Administrator will invest the Dividend amount in Newly Issued Common Shares on behalf of the participants. The number of Newly Issued Common Shares to be credited to each participant’s account will be determined by dividing the dollar amount of the Dividend by the net asset value per common share on the payment date; provided that, if the net asset value is less than or equal to 95% of the closing market value on the payment date, the dollar amount of the Dividend will be divided by 95% of the closing market price per common share on the payment date. If, on the payment date for any Dividend, the net asset value per common share is greater than the closing market value plus estimated brokerage commission, the Plan Administrator will invest the Dividend amount in common shares acquired on behalf of the participants in Open-Market Purchases.

GPM l GUGGENHEIM ENHANCED EQUITY INCOME FUND SEMIANNUAL REPORT l 35

DIVIDEND REINVESTMENT PLAN (Unaudited) continued	June 30, 2015

If, before the Plan Administrator has completed its Open-Market Purchases, the market price per common share exceeds the net asset value per common share, the average per common share purchase price paid by the Plan Administrator may exceed the net asset value of the common shares, resulting in the acquisition of fewer common shares than if the Dividend had been paid in Newly Issued Common Shares on the Dividend payment date. Because of the foregoing difficulty with respect to Open-Market Purchases, the Plan provides that if the Plan Administrator is unable to invest the full Dividend amount in Open-Market Purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Administrator may cease making Open-Market Purchases and may invest the uninvested portion of the Dividend amount in Newly Issued Common Shares at net asset value per common share at the close of business on the Last Purchase Date; provided that, if the net asset value is less than or equal to 95% of the then current market price per common share, the dollar amount of the Dividend will be divided by 95% of the market price on the payment date.

The Plan Administrator maintains all shareholders’ accounts in the Plan and furnishes written confirmation of all transactions in the accounts, including information needed by shareholders for tax records. Common shares in the account of each Plan participant will be held by the Plan Administrator on behalf of the Plan participant, and each shareholder proxy will include those shares purchased or received pursuant to the Plan. The Plan Administrator will forward all proxy solicitation materials to participants and vote proxies for shares held under the Plan in accordance with the instruction of the participants.

There will be no brokerage charges with respect to common shares issued directly by the Fund. However, each participant will pay a pro rata share of brokerage commission incurred in connection with Open-Market Purchases. The automatic reinvestment of Dividends will not relieve participants of any Federal, state or local income tax that may be payable (or required to be withheld) on such Dividends.

The Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants with regard to purchases in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants.

All correspondence or questions concerning the Plan should be directed to the Plan Administrator, Computershare Shareowner Services LLC, P.O. Box 30170, College Station, TX 77842-3170; Attention Shareholder Services Department, Phone Number: (866) 488-3559.

36 l GPM l GUGGENHEIM ENHANCED EQUITY INCOME FUND SEMIANNUAL REPORT

APPROVAL OF ADVISORY AGREEMENTS –
GUGGENHEIM ENHANCED EQUITY INCOME FUND (GPM)	June 30, 2015

Guggenheim Enhanced Equity Income Fund (the “Fund”) was organized as a Massachusetts business trust on December 3, 2004, and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Guggenheim Funds Investment Advisors, LLC (“GFIA” or the “Adviser”), a subsidiary of Guggenheim Funds Services, LLC (“GFS”), an indirect subsidiary of Guggenheim Partners, LLC, a global, diversified financial services firm (“Guggenheim Partners”), serves as the Fund’s investment adviser and provides certain administrative and other services pursuant to an investment advisory agreement between the Fund and GFIA (the “Investment Advisory Agreement”). (Guggenheim Partners, GFIA, GFS, Guggenheim Partners Investment Management, LLC (“GPIM” or the “Sub-Adviser”) and their affiliates may be referred to herein collectively as “Guggenheim.”) Under the terms of the Investment Advisory Agreement, GFIA also is responsible for overseeing the activities of GPIM, an indirect subsidiary of Guggenheim Partners, which performs portfolio management and related services for the Fund pursuant to an investment sub-advisory agreement by and among the Fund, the Adviser and GPIM (the “Sub Advisory Agreement” and together with the Investment Advisory Agreement, the “Advisory Agreements”). Under the supervision and oversight of GFIA and the Fund’s Board of Trustees (the “Board,” with the members of the Board referred to individually as the “Trustees”), GPIM provides a continuous investment program for the Fund’s portfolio, provides investment research, makes and executes recommendations for the purchase and sale of securities and provides certain facilities and personnel for the Fund.

Following an initial two-year term, the Advisory Agreements continue in effect from year to year provided that such continuance is specifically approved at least annually by (i) the Board or a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, and, in either event, (ii) the vote of a majority of the Trustees who are not “interested persons,” as defined by the 1940 Act, of the Trust (the “Independent Trustees”) casting votes in person at a meeting called for such purpose. At meetings held in person on April 29, 2015 (the “April Meeting”) and on May 19, 2015 (the “May Meeting”), the Contracts Review Committee of the Board (the “Committee”), consisting solely of the Independent Trustees, met separately from Guggenheim to consider the proposed renewal of the Advisory Agreements. As part of its review process, the Committee was represented by independent legal counsel to the Independent Trustees (“Independent Legal Counsel”). Independent Legal Counsel reviewed and discussed with the Committee various key aspects of the Trustees’ legal responsibilities relating to the proposed renewal of the Advisory Agreements and other principal contracts. In this connection, Independent Legal Counsel advised the Committee of: (i) the responsibilities of board members under applicable law; (ii) the standards for determining what constitutes an excessive fee as delineated by the courts and the factors the Trustees should consider in determining whether to approve the fee arrangements; and (iii) the disclosure requirements pertaining to these approvals, as required by the Securities and Exchange Commission. The Committee took into account various materials received from Guggenheim and Independent Legal Counsel. Recognizing that the evaluation process with respect to the services provided by each of GFIA and GPIM is an ongoing one, the Committee also considered the variety of written materials, reports and oral presentations it received (and also received by the full Board) throughout the year regarding performance and operating results of the Fund.

In connection with the contract review process, FUSE Research Network LLC (“FUSE”), an independent, third-party research provider, was engaged to prepare advisory contract renewal reports designed specifically to help boards of directors/trustees fulfill their advisory contract

GPM l GUGGENHEIM ENHANCED EQUITY INCOME FUND SEMIANNUAL REPORT l 37

APPROVAL OF ADVISORY AGREEMENTS –
GUGGENHEIM ENHANCED EQUITY INCOME FUND (GPM) (continued)	June 30, 2015

renewal responsibilities. The objective of the reports is to present the subject funds’ relative position regarding fees, expenses and total return performance, with comparisons to a peer group of funds identified by Guggenheim. Guggenheim prepared a presentation in response to a formal request for information sent by Independent Legal Counsel on behalf of the Independent Trustees. In addition, Guggenheim made a presentation at the April Meeting, which addressed areas identified for discussion by the Committee Chair and Independent Legal Counsel. Throughout the process, the Committee asked questions of management and requested certain additional information, which Guggenheim provided following the April Meeting (collectively with the foregoing reports and materials, the “Contract Materials”).

Among other things, Guggenheim provided: (i) staffing reports and biographies of those key personnel of GFIA and GPIM providing services to the Fund; (ii) descriptions of various services performed by Guggenheim for the Fund, including the provision of a continuous investment program for the Fund, monitoring compliance with Fund investment strategies and statutory requirements, reviewing trading processes and conducting investment performance analyses; (iii) information regarding each firm’s compliance and regulatory history, including its Form ADV; and (iv) information concerning the parent company and overall Guggenheim organization and strategic plans and goals, all to assist the Committee in assessing the nature, extent and quality of services provided by each of GFIA and GPIM, respectively. In addition, Guggenheim’s response included information comparing the investment performance, advisory fees and total expenses of the Fund to other funds (including such information presented in the FUSE reports as well as supplemental information prepared by Guggenheim), charts showing gross revenues, expenses and earnings for Guggenheim by product line and with respect to the Fund, including a breakout of various expenses, a description of Guggenheim’s expense allocation methodology and information about the profitability of the Fund to Guggenheim Investments (the investment management business of Guggenheim Partners), financial information for Guggenheim Investments, and certain information about Guggenheim’s insurance policies, business continuity plan, proxy voting procedures, trade allocation, shareholder communications and compliance monitoring, among other things.

The Committee considered the foregoing Contract Materials in the context of its substantial accumulated experience in governing the Fund and weighed the factors and standards discussed with Independent Legal Counsel. Following an analysis and discussion of the factors identified below and in the exercise of its business judgment, the Committee concluded that it was in the best interests of the Fund to recommend that the Board approve the renewal of both of the Advisory Agreements for an additional 12-month term.

Investment Advisory Agreement

Nature, Extent and Quality of Services Provided by the Adviser: With respect to the nature, extent and quality of services currently provided by the Adviser, the Committee noted that the Adviser delegated responsibility for the investment and reinvestment of the Fund’s assets to the Sub-Adviser. The Committee considered the Adviser’s responsibility to oversee the Sub Adviser and that the Adviser has similar oversight responsibilities for other registered investment companies for which GFIA serves as investment adviser. The Committee took into account information provided by Guggenheim describing and illustrating the Adviser’s processes and activities for providing oversight of the Sub-Adviser’s investment strategies and compliance with investment restrictions, including analyses and monitoring of returns versus peer funds and relevant indices on both a market price and net asset

38 l GPM l GUGGENHEIM ENHANCED EQUITY INCOME FUND SEMIANNUAL REPORT

APPROVAL OF ADVISORY AGREEMENTS –
GUGGENHEIM ENHANCED EQUITY INCOME FUND (GPM) (continued)	June 30, 2015

value (“NAV”) basis, volatility, dividend yield, premium/discount and use of derivatives, as well as information regarding the Adviser’s Sub-Advisory Oversight Committee. The Committee also considered the secondary market support services provided by Guggenheim to the Fund and, in this regard, noted the materials describing the activities of Guggenheim’s dedicated Closed-End Fund Team, including with respect to communication with financial advisers, data dissemination and relationship management. In addition, the Committee considered the information provided by Guggenheim concerning the education, experience, professional affiliations, areas of responsibility and duties of key personnel performing services for the Fund, including those personnel providing compliance oversight. In this connection, the Committee considered Guggenheim’s resources and related efforts to retain, attract and motivate capable personnel to serve the Fund and noted Guggenheim’s report on recent additions and departures in personnel who work on matters relating to the Fund or are significant to the operations of the Adviser.

The Committee also considered the Adviser’s attention to relevant developments in the mutual fund industry and its observance of compliance and regulatory requirements and noted that on a regular basis the Board receives and reviews information from the Fund’s Chief Compliance Officer regarding compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. In addition, the Committee took into account the various compliance and risk management initiatives undertaken by Guggenheim, including, among other things, the hiring of additional staff to support the firm’s Chief Risk Officer, initiatives related to the risks associated with the investment process and risk at the enterprise level, the organization’s risk management infrastructure and critical activities. The Committee also considered Guggenheim’s other initiatives intended to achieve greater enhancements and efficiencies in Guggenheim’s ability to provide services to the Guggenheim Funds (including the Fund), such as efforts to consolidate compliance manuals and align processes of the Fund with those of other Guggenheim Funds managed by GFIA or an affiliate. In connection with the Committee’s evaluation of the overall package of services provided by the Adviser, the Committee considered the Adviser’s role in monitoring and coordinating compliance responsibilities with the administrator, custodian and other service providers to the Fund.

With respect to Guggenheim’s resources and the Adviser’s ability to carry out its responsibilities under the Investment Advisory Agreement, the Chief Financial Officer of Guggenheim Investments reviewed with the Committee certain unaudited financial information concerning Guggenheim Investments’ holding company, Guggenheim Partners Investment Management Holdings, LLC (“GPIMH”), including GFIA. (The Committee received the audited consolidated financial statements of GPIMH and audited financial statements of GFIA once available following the April Meeting.)

The Committee also considered the acceptability of the terms of the Investment Advisory Agreement (including the scope of services required to be performed by GFIA). Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and at the May Meeting, as well as other considerations, including the Committee’s knowledge of the Adviser’s quality of performance of its duties through Board meetings, discussions and reports during the year, the Committee concluded that the Adviser and its personnel were qualified to serve the Fund in such capacity and may reasonably be expected to continue to provide a high quality of services under the Investment Advisory Agreement with respect to the Fund.

GPM l GUGGENHEIM ENHANCED EQUITY INCOME FUND SEMIANNUAL REPORT l 39

APPROVAL OF ADVISORY AGREEMENTS –
GUGGENHEIM ENHANCED EQUITY INCOME FUND (GPM) (continued)	June 30, 2015

Investment Performance: The Fund commenced investment operations on August 25, 2005. The Committee considered the Fund’s investment performance by reviewing the Fund’s total return on an NAV and market price basis for the five-year, threeyear and one-year periods ended December 31, 2014. The Committee compared the Fund’s performance to a peer group of closed-end funds determined by the Adviser (the “peer group of funds”) and the Fund’s benchmark for the same time periods. The Committee noted that the Adviser’s peer group selection methodology for the Fund starts with the entire U.S.-listed taxable closed-end fund universe, and excludes funds that, among other things, under normal market conditions, are less than 80% covered with options, are less than 80% domestic, primarily write options on individual equities or are sector-oriented. Consequently, the peer group of funds included other closed-end funds that generally invest a majority of their assets in equity securities with a similar covered call strategy. The Committee considered that the peer group of funds is consistent with the peer group used for purposes of the Fund’s quarterly performance reporting. In assessing the peer group constituents and both the comparative performance and fee data presented (including in the FUSE reports), the Committee considered management’s discussion of the challenges associated with developing relevant peer groups for the Fund.

The Committee noted that the Fund’s investment results were consistent with the Fund’s investment objective to seek a high level of current income and gains with a secondary objective of long-term capital appreciation. The Committee also considered that the Adviser does not directly manage the investment portfolio but delegated such duties to the Sub-Adviser. In addition, the Committee considered the Fund’s structure and form of leverage, and among other information related to leverage, the cost of the leverage and the aggregate leverage outstanding as of December 31, 2014, as well as net yield on leverage assets and net impact on common assets due to leverage for the one-year period ended December 31, 2014. Based on the information provided, including with respect to the Adviser’s sub-advisory oversight processes, the Committee concluded that the Adviser had appropriately reviewed and monitored the Sub Adviser’s investment performance.

Comparative Fees, Costs of Services Provided and the Profits Realized by the Adviser from its Relationship with the Fund: The Committee compared the Fund’s advisory fee (which includes the sub-advisory fee paid to the Sub-Adviser) and total net expense ratio to the peer group of funds and noted the Fund’s percentile rankings in this regard. The Committee also reviewed the average and median advisory fees and expense ratios, including expense ratio components (e.g., transfer agency fees, administration fees and other operating expenses) of the peer group of funds. The Committee noted that although the Fund’s advisory fee and total net expense ratio were above that of the median of its peer group of funds (100th percentile and 67th percentile, respectively), none of the unaffiliated funds within the peer group of funds employ leverage. The Committee noted Guggenheim’s statement that leverage has the potential to enhance returns, but also increase advisory fees when calculated as a percentage of common assets. The Committee also took into account Guggenheim’s view that because the Fund’s unaffiliated peer funds are managed by two asset management firms, with sizable closed-end fund assets under management, these asset management firms have been able to implement a unique fee pricing structure. In addition, the Committee noted the fee waiver provided by the Adviser for as long as the Sub-Adviser and Adviser are affiliated.

40 l GPM l GUGGENHEIM ENHANCED EQUITY INCOME FUND SEMIANNUAL REPORT

APPROVAL OF ADVISORY AGREEMENTS –
GUGGENHEIM ENHANCED EQUITY INCOME FUND (GPM) (continued)	June 30, 2015

With respect to the costs of services provided and profits realized by Guggenheim Investments from its relationship with the Fund, the Committee reviewed a profitability analysis and data from management setting forth the average assets under management for the twelve months ended December 31, 2014, ending assets under management as of December 31, 2014, gross revenues received by Guggenheim Investments, expenses incurred in providing services to the Fund, earnings and the operating margin/profitability rate, including variance information relative to the foregoing amounts as of December 31, 2013. In addition, the Chief Financial Officer of Guggenheim Investments reviewed with, and addressed questions from, the Committee concerning the expense allocation methodology employed in producing the profitability analysis.

The Committee considered other benefits available to the Adviser because of its relationship with the Fund and noted that the Adviser may be deemed to benefit from arrangements whereby an affiliate, Rydex Fund Services, LLC, receives fees from the Fund for (i) providing certain administrative services pursuant to an administration agreement, and (ii) maintaining the books and records of the Fund’s securities and cash pursuant to a fund accounting agreement; and that another affiliate, GPIM, receives sub-advisory fees for managing the investment portfolio. The Committee also noted the Adviser’s statement that it may benefit from marketing synergies arising from offering a broad spectrum of products, including the Fund. Based on all of the information provided and its review, the Committee determined that Guggenheim Investments’ profitability from its relationship with the Fund was not unreasonable.

Economies of Scale: The Committee received and considered information regarding whether there have been economies of scale with respect to the management of the Fund as the Fund’s assets grow (primarily through the appreciation of the Fund’s investment portfolio), whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Committee considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders. In this respect, the Committee considered the Adviser’s view that advisory fee breakpoints generally are not relevant given the structural nature of closed-end funds, which do not continuously offer new shares. The Committee also noted the Adviser’s statement that a small number of large closed-end fund sponsors implement fund- and complex-level breakpoints. In addition, the Committee took into account the Adviser’s view that to the extent the Fund’s assets increase over time, the Fund and its shareholders should realize economies of scale as certain expenses, such as fixed fund fees, become a smaller percentage of overall assets. The Committee also noted the Adviser’s statement that Guggenheim continues to develop the infrastructure needed to support Fund asset growth and to achieve economies of scale across the firm’s various products and product lines. Thus, while Guggenheim may be benefiting from certain economies of scale and related cost efficiencies, it is concurrently realizing new costs and expenses associated with investment in infrastructure, personnel and systems.

GPM l GUGGENHEIM ENHANCED EQUITY INCOME FUND SEMIANNUAL REPORT l 41

APPROVAL OF ADVISORY AGREEMENTS –
GUGGENHEIM ENHANCED EQUITY INCOME FUND (GPM) (continued)	June 30, 2015

Sub-Advisory Agreement

Nature, Extent and Quality of Services Provided by the Sub-Adviser: With respect to the nature, extent and quality of services provided by the Sub-Adviser, the Committee considered the qualifications, experience and skills of the Sub-Adviser’s portfolio management and other key personnel and information from the Sub-Adviser describing the scope of its services to the Fund. With respect to Guggenheim’s resources and the Sub-Adviser’s ability to carry out its responsibilities under the Sub-Advisory Agreement, the Committee considered the review of certain unaudited financial information concerning GPIMH by the Chief Financial Officer of Guggenheim Investments, as discussed above. (The Committee received the audited financial statements of GPIM once available following the May Meeting and, as noted, received the audited financial statements of GPIMH once available following the April Meeting.)

The Committee also considered the acceptability of the terms of the Sub-Advisory Agreement. In addition, the Committee considered the Sub-Adviser’s efforts in pursuing the Fund’s investment objective of seeking to provide a high level of current income and gains, with a secondary objective of long-term capital appreciation. Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and at the May Meeting, as well as other considerations, including the Committee’s knowledge of the SubAdviser’s quality of performance of its duties through Board meetings, discussions and reports during the year, the Committee concluded that the Sub-Adviser and its personnel were qualified to serve the Fund in such capacity and may reasonably be expected to continue to provide a high quality of services under the Sub-Advisory Agreement.

Investment Performance: The Committee reviewed the performance of the Fund and the peer group of funds over various periods of time, noting that prior to June 22, 2010, the Fund employed a different strategy and investment sub-adviser. Although the Fund underperformed the median return of its peer group of funds on an NAV basis for the five-year and three-year periods ended December 31, 2014 (80th percentile and 67th percentile, respectively), the return for the one-year period ended December 31, 2014 equaled the median return of its peer group of funds. In addition, the Committee noted that the Fund’s performance on an NAV basis exceeded the return of the CBOE S&P 500 BuyWrite Index for the five-year, three-year and one-year periods ended December 31, 2014, while lagging the return of the S&P 500 Index over the same periods.

The Committee also took into account Guggenheim’s belief that there is no single optimal performance metric, nor is there a single optimal time period over which to evaluate performance and that a thorough understanding of performance comes from analyzing measures of returns, risk and risk-adjusted returns, as well as evaluating strategies relative both to their market benchmarks as well as relative to peer groups of competitor strategies. Thus, the Committee also reviewed and considered the additional performance and risk metrics provided by Guggenheim, including the Fund’s standard deviation, tracking error, beta, Sharpe ratio, information ratio and alpha versus the Fund’s peers.

After reviewing the foregoing and related factors, the Committee concluded, within the context of its overall conclusions regarding the Advisory Agreements, that the Fund’s performance was acceptable.

42 l GPM l GUGGENHEIM ENHANCED EQUITY INCOME FUND SEMIANNUAL REPORT

APPROVAL OF ADVISORY AGREEMENTS –
GUGGENHEIM ENHANCED EQUITY INCOME FUND (GPM) (continued)	June 30, 2015

Comparative Fees, Costs of Services Provided and the Profits Realized by the Sub Adviser from its Relationship with the Fund: The Committee reviewed the level of sub-advisory fees payable to GPIM, noting that the fees are paid by GFIA and do not impact the fees paid by the Fund. The Committee also reviewed the dollar amount of sub-advisory fees paid to GPIM for the twelve months ended December 31, 2014. In addition, the Committee compared the sub-advisory fee paid by the Adviser to the Sub-Adviser to the fees charged by the SubAdviser to other clients, including other registered investment companies.

Economies of Scale: The Committee recognized that, because the SubAdviser’s fees are paid by the Adviser and not the Fund, the analysis of economies of scale was more appropriate in the context of the Committee’s consideration of the Investment Advisory Agreement, which was separately considered. (See “Investment Advisory Agreement —Economies of Scale” above.)

Overall Conclusions

Based on the foregoing, the Committee determined that the investment advisory fees are fair and reasonable in light of the extent and quality of the services provided and other benefits received and that the continuation of each Advisory Agreement is in the best interests of the Fund. In reaching this conclusion, no single factor was determinative or conclusive and each Committee member, in the exercise of his business judgment, may attribute different weights to different factors. At the May Meeting, the Committee, constituting all of the Independent Trustees, recommended the renewal of each Advisory Agreement for an additional 12-month term. Thereafter, on May 20, 2015, the Board, including all of the Independent Trustees, approved the renewal of each Advisory Agreement for an additional 12-month term.

GPM l GUGGENHEIM ENHANCED EQUITY INCOME FUND SEMIANNUAL REPORT l 43

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FUND INFORMATION	June 30, 2015

Board of Trustees

Randall C. Barnes

Donald C. Cacciapaglia*

Donald A. Chubb, Jr.

Jerry B. Farley

Roman Friedrich III

Robert B. Karn III

Ronald A. Nyberg

Maynard F. Oliverius

Ronald E. Toupin, Jr.,
Chairman

* Trustee is an “interested person” (as defined
in section 2(a)(19) of the 1940 Act)
(“Interested Trustee”) of the Fund because of
his position as the President and CEO of the
Investment Adviser and the Investment Sub-Adviser.

Principal Executive Officers

Donald C. Cacciapaglia
President and Chief Executive Officer

Joanna M. Catalucci
Chief Compliance Officer

Amy J. Lee
Chief Legal Officer

Mark E. Mathiasen
Secretary

John L. Sullivan
Chief Financial Officer,
Chief Accounting Officer
and Treasurer

Investment Adviser
Guggenheim Funds
Investment Advisors, LLC
Chicago, IL

Investment Sub-Adviser
Guggenheim Partners Investment
Managment, LLC
Santa Monica, CA

Accounting Agent and Administrator
Rydex Fund Services, LLC
Rockville, MD

Custodian
The Bank of New York Mellon
New York, NY

Legal Counsel
Skadden, Arps, Slate, Meagher
& Flom LLP
New York, NY

Independent Registered Public
Accounting Firm
Ernst & Young LLP
McLean, VA

46 l GPM l GUGGENHEIM ENHANCED EQUITY INCOME FUND SEMIANNUAL REPORT

FUND INFORMATION continued	June 30, 2015

Privacy Principles of Guggenheim Enhanced Equity Income Fund for Shareholders

The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund. The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

The Fund restricts access to non-public personal information about the shareholders to Guggenheim Funds Investment Advisors, LLC employees with a legitimate business need for the information. The Fund maintains physical, electronic and procedural safeguards designed to protect the non-public personal information of its shareholders.

Questions concerning your shares of Guggenheim Enhanced Equity Income Fund?

•	If your shares are held in a Brokerage Account, contact your Broker.

•	If you have physical possession of your shares in certificate form, contact the Fund’s Transfer Agent:
Computershare Shareowner Services LLC, P.O. Box 30170 College Station,TX 77842-3170; (866) 488-3559

This report is sent to shareholders of Guggenheim Enhanced Equity Income Fund for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (866) 882-0688.

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended December 31, is also available, without charge and upon request by calling (866) 882-0688, by visiting the Fund’s website at guggenheiminvestments.com/gpm or by accessing the Fund’s Form N-PX on the U.S. Securities and Exchange Commission’s (SEC) website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC website at www.sec.gov or by visiting the Fund’s website at guggenheiminvestments.com/gpm. The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330 or at www.sec.gov.

Notice to Shareholders

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund from time to time may purchase shares of its common stock in the open market.

GPM l GUGGENHEIM ENHANCED EQUITY INCOME FUND SEMIANNUAL REPORT l 47

ABOUT THE FUND MANAGERS

Guggenheim Partners Investment Management, LLC

Guggenheim Partners Investment Management, LLC (“GPIM”) is an indirect subsidiary of Guggenheim Partners, LLC, a diversified financial services firm. The firm provides capital markets services, portfolio and risk management expertise, wealth management, and investment advisory services. Clients of Guggenheim Partners, LLC subsidiaries are an elite mix of individuals, family offices, endowments, foundations, insurance companies and other institutions.

Investment Philosophy

GPIM’s investment philosophy is predicated upon the belief that thorough research and independent thought are rewarded with performance that has the potential to outperform benchmark indexes with both lower volatility and lower correlation of returns over time as compared to such benchmark indexes.

Investment Process

GPIM’s investment process is a collaborative effort between various groups including the Portfolio Construction Group, which utilize proprietary portfolio construction and risk modeling tools to determine allocation of assets among a variety of sectors, and its Sector Specialists, who are responsible for security selection within these sectors and for implementing securities transactions, including the structuring of certain securities directly with the issuers or with investment banks and dealers involved in the origination of such securities.

Guggenheim Funds Distributors, LLC
227 West Monroe Street
Chicago, IL 60606
Member FINRA/SIPC
(08/15)

NOT FDIC-INSURED l NOT BANK-GUARANTEED l MAY LOSE VALUE

CEF-GPM-SAR-0615

Item 2.  Code of Ethics.

Not applicable for a semi-annual reporting period.

Item 3.  Audit Committee Financial Expert.

Not applicable for a semi-annual reporting period.

Item 4.  Principal Accountant Fees and Services.

Not applicable for a semi-annual reporting period.

Item 5.  Audit Committee of Listed Registrants.

Not applicable for a semi-annual reporting period.

Item 6.  Schedule of Investments.

The Schedule of Investments is included as part of Item 1.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for a semi-annual reporting period.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

(a)	Not applicable for a semi-annual reporting period.

(b)	There has been no change, as of the date of this filing, in the Portfolio Managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recent annual report on Form N-CSR.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

None.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.  Controls and Procedures.

(a)      The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) as of a date within 90 days of this filing and have concluded based on such evaluation, as required by Rule 30a-3(b) under the Investment Company Act, that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)      There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)  Not applicable.

(a)(2)  Certifications of principal executive officer and principal financial officer pursuant to Rule 30a-2(a) of the Investment Company Act.

(a)(3)  Not applicable.

(b)       Certifications of principal executive officer and principal financial officer pursuant to Rule 30a-2(b) of the Investment Company Act and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Guggenheim Enhanced Equity Income Fund

By:        /s/ Donald C. Cacciapaglia

Name:  Donald C. Cacciapaglia

Title:    President and Chief Executive Officer

Date:    September 3, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:       /s/ Donald C. Cacciapaglia

Name:  Donald C. Cacciapaglia

Title:    President and Chief Executive Officer

Date:    September 3, 2015

By:       /s/ John L. Sullivan

Name:  John L. Sullivan

Title:    Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:    September 3, 2015